Separate Accounts and Annuity Product Guarantees	12 Months Ended
Dec. 31, 2014
Separate Accounts and Annuity Product Guarantees
(12)	Separate Accounts and Annuity Product Guarantees

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2014			2013
	Account value	Net amount at risk	Weighted age (years)	Account value	Net amount at risk	Weighted age (years)
GMDB:
Return of premium	$22,885,613	38,798	62.9	$22,290,541	36,832	63.0
Ratchet and return of premium	5,297,482	70,239	66.5	5,388,868	25,638	66.5
Ratchet and rollup	4,413,506	417,237	69.6	4,861,539	397,864	69.2
Ratchet and earnings protection rider	3,960	1,443	81.0	4,107	1,588	80.2
Reset	102,983	677	74.8	109,406	616	76.1
Earnings protection rider	282,696	27,661	67.3	308,789	29,115	67.0

Total	$32,986,240	556,055		$32,963,250	491,653

GMIB:
Return of premium	$123,495	809	71.0	$141,847	506	71.3
Ratchet and return of premium	2,589,470	6,775	68.4	3,110,426	8,818	68.0
Ratchet and rollup	5,801,655	637,535	65.9	6,407,108	595,389	65.6

Total	$8,514,620	645,119		$9,659,381	604,713

GMAB:
Five years	$3,858,091	13,503	67.9	$4,660,325	14,165	66.2
Ten years	4,231	16	80.0	4,353	17	78.9
Target date retirement-7 year	791,444	4,733	62.4	813,148	1,852	61.5
Target date retirement-10 year	295,251	1,457	58.9	303,807	1,516	58.0
Target date with management levers	3,583,692	28,717	60.5	3,402,746	6,573	59.6

Total	$8,532,709	48,426		$9,184,379	24,123

GMWB:
No living benefit	$620,033	—	68.8	$546,725	—	68.9
Life benefit with optional reset	1,086,720	123,933	67.4	1,145,784	103,611	66.6
Life benefit with automatic reset	1,661,153	97,192	63.6	1,712,815	61,791	62.7
Life benefit with 8% rollup	34,001	3,691	68.3	36,826	2,348	67.6
Life benefit with 10% rollup	1,248,797	219,842	63.0	1,289,866	152,152	62.1
Life benefit with management levers	11,304,113	936,479	60.2	10,128,398	455,998	59.7

Total	$15,954,817	1,381,137		$14,860,414	775,900

Although account values are relatively stable, the net amount at risk has increased in 2014 due to more surrenders from contracts with account values greater than or equal to the guaranteed level.

At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2014	2013
Mutual funds:
Bond	$3,712,198	3,832,071
Domestic equity	15,438,301	15,076,444
International equity	1,807,570	2,125,261
Specialty	9,062,822	8,814,913

Total mutual funds	30,020,891	29,848,689
Money market funds	677,571	800,839
Other	90,909	98,249

Total	$30,789,371	30,747,777

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in account balances and future policy benefit reserves on the Consolidated Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2012	$76,041	246,392	345,703	957,865	1,626,001
Incurred guaranteed benefits	4,608	(75,489)	(166,884)	(912,093)	(1,149,858)
Paid guaranteed benefits	(12,712)	(4,570)	(70,846)	—	(88,128)

Balance as of December 31, 2013	67,937	166,333	107,973	45,772	388,015
Incurred guaranteed benefits	28,860	(8,003)	166,427	1,445,508	1,632,792
Paid guaranteed benefits	(10,375)	(5,551)	(9,543)	—	(25,469)

Balance as of December 31, 2014	$86,422	152,779	264,857	1,491,280	1,995,338